Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
October 31, 2024
OTC-K6-NPRT1-1224
1.9893894.105
Common Stocks - 94.0%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	4,373	8,908,588
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	12,488	200,816
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	38,610	3,019,688
TOTAL CANADA		3,220,504
CHINA - 0.6%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	1,155	92,989
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	6,846	357,430
TOTAL COMMUNICATION SERVICES		450,419

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	519	50,852
JD.com Inc A Shares	734	14,884
PDD Holdings Inc Class A ADR (b)	18,191	2,193,653
		2,259,389
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	49,196	11,536,462
TOTAL CHINA		14,246,270
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	22,041	2,707,076
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	3,639	2,422,557
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (b)	16,013	5,295
TOTAL FRANCE		2,427,852
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (c)	108,317	2,817,325
Circle Internet Financial LLC (c)	33,481	870,841

TOTAL IRELAND		3,688,166
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	19,977	767,916
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	35,090	1,494,836
NETHERLANDS - 1.4%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	22,487	13,184,128
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV depository receipt (d)	18,460	12,415,273
BE Semiconductor Industries NV	84,500	9,002,143
		21,417,416
TOTAL NETHERLANDS		34,601,544
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA ADR	212,693	2,031,218
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	389,405	74,197,229
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Diageo PLC	188,299	5,815,008
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	130,456	9,281,944
TOTAL UNITED KINGDOM		15,096,952
UNITED STATES - 87.5%
Communication Services - 16.9%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (b)(c)	1,498	0
Entertainment - 2.7%
Electronic Arts Inc	176	26,550
Netflix Inc (b)	85,352	64,528,673
Take-Two Interactive Software Inc (b)	1,578	255,194
Walt Disney Co/The	31,592	3,039,150
		67,849,567
Interactive Media & Services - 13.1%
Alphabet Inc Class A	726,063	124,236,641
Alphabet Inc Class C	430,686	74,375,165
Epic Games Inc (b)(c)(e)	5,200	3,120,000
Meta Platforms Inc Class A	214,608	121,807,209
Reddit Inc Class A	18,464	2,202,755
Vimeo Inc Class A (b)	24,772	118,162
		325,859,932
Media - 0.4%
Charter Communications Inc Class A (b)	14,307	4,687,116
Comcast Corp Class A	115,497	5,043,754
		9,730,870
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	83,414	18,614,668
Consumer Discretionary - 10.8%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)	1,235	12,473
Tesla Inc (b)	7,622	1,904,357
		1,916,830
Broadline Retail - 8.4%
Amazon.com Inc (b)	1,128,155	210,288,093
ContextLogic Inc Class A (b)	556	3,608
Etsy Inc (b)	11,363	584,513
		210,876,214
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	13,563	3,973,552
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	1,525	205,555
Churchill Downs Inc	24,975	3,498,998
Domino's Pizza Inc	45,714	18,913,253
Hilton Worldwide Holdings Inc	6,365	1,494,820
Marriott International Inc/MD Class A1	3,144	817,503
		24,930,129
Specialty Retail - 1.0%
Lowe's Cos Inc	72,052	18,865,375
Ross Stores Inc	38,460	5,373,631
ThredUp Inc Class A (b)	7,471	4,606
		24,243,612
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (b)	3,916	24,474
Kontoor Brands Inc	473	40,503
Lululemon Athletica Inc (b)	13,825	4,118,468
		4,183,445
TOTAL CONSUMER DISCRETIONARY		270,123,782

Consumer Staples - 2.7%
Beverages - 2.0%
Keurig Dr Pepper Inc	862,666	28,424,845
Monster Beverage Corp (b)	405,401	21,356,524
		49,781,369
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp	7,929	6,931,374
Dollar Tree Inc (b)	22,532	1,456,468
		8,387,842
Food Products - 0.4%
Mondelez International Inc	146,310	10,019,309
Personal Care Products - 0.0%
Honest Co Inc/The (b)	1,611	5,993
TOTAL CONSUMER STAPLES		68,194,513

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Diamondback Energy Inc	4,807	849,733
EOG Resources Inc	1,000	121,960
Exxon Mobil Corp	311,686	36,398,691
		37,370,384
Financials - 2.2%
Banks - 0.1%
Huntington Bancshares Inc/OH	183,390	2,859,050
Wintrust Financial Corp	3,090	358,100
		3,217,150
Capital Markets - 0.7%
Coinbase Global Inc Class A (b)	80,877	14,497,202
Moody's Corp	8,063	3,660,925
S&P Global Inc	145	69,652
		18,227,779
Financial Services - 1.4%
Mastercard Inc Class A	64,359	32,153,113
PayPal Holdings Inc (b)	14,490	1,149,057
		33,302,170
TOTAL FINANCIALS		54,747,099

Health Care - 6.9%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc (b)	150,396	40,094,070
Exact Sciences Corp (b)	123,932	8,542,633
GRAIL Inc (d)	524	7,111
Ionis Pharmaceuticals Inc (b)	2,424	93,057
Legend Biotech Corp ADR (b)	9,511	428,185
Regeneron Pharmaceuticals Inc (b)	39,084	32,760,209
Trevena Inc (b)	54	104
		81,925,369
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp (b)	219,974	18,482,215
Dexcom Inc (b)	48,410	3,411,937
Inspire Medical Systems Inc (b)	47,168	9,199,647
Insulet Corp (b)	117,821	27,279,096
Intuitive Surgical Inc (b)	13,830	6,968,107
Neuronetics Inc (b)(d)	2,917	3,005
Outset Medical Inc (b)	3,161	1,801
Pulmonx Corp (b)	2,847	17,794
TransMedics Group Inc (b)	29,900	2,450,903
		67,814,505
Health Care Technology - 0.0%
Certara Inc (b)	20,913	213,313
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	67,362	1,079,813
Bruker Corp	187,292	10,602,601
Danaher Corp	39,647	9,739,682
Illumina Inc (b)	3,152	454,329
Seer Inc Class A (b)	38,309	72,787
Thermo Fisher Scientific Inc	1,792	979,005
		22,928,217
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (b)	6,684	84,486
TherapeuticsMD Inc (b)	519	804
		85,290
TOTAL HEALTH CARE		172,966,694

Industrials - 1.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (b)(c)(e)	220	25,722
Space Exploration Technologies Corp Class C (b)(c)(e)	1,780	208,118
		233,840
Commercial Services & Supplies - 0.0%
Veralto Corp	1,326	135,504
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (b)	8,290	168,287
Ground Transportation - 0.7%
CSX Corp	25,193	847,492
Uber Technologies Inc (b)	209,491	15,093,827
		15,941,319
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (b)(d)	7,030	14,341
Professional Services - 0.3%
Verisk Analytics Inc	30,983	8,511,650
TOTAL INDUSTRIALS		25,004,941

Information Technology - 44.3%
Communications Equipment - 1.1%
Cisco Systems Inc	515,565	28,237,495
IT Services - 0.9%
Gartner Inc (b)	31,356	15,756,390
MongoDB Inc Class A (b)	23,180	6,267,872
Twilio Inc Class A (b)	130	10,484
X Holdings Corp Class A (b)(c)(e)	57,830	1,626,758
		23,661,504
Semiconductors & Semiconductor Equipment - 17.5%
Advanced Micro Devices Inc (b)	4,802	691,824
Analog Devices Inc	38,571	8,605,576
Applied Materials Inc	39,136	7,106,315
Astera Labs Inc (b)	4,280	300,285
Broadcom Inc	200,049	33,962,319
Lam Research Corp	119,524	8,886,609
Marvell Technology Inc	882,974	70,735,047
Micron Technology Inc	143,200	14,269,880
NVIDIA Corp	2,182,083	289,693,340
QUALCOMM Inc	6,073	988,502
Skyworks Solutions Inc	8,155	714,215
		435,953,912
Software - 11.3%
Adobe Inc (b)	33,518	16,024,285
Autodesk Inc (b)	14,619	4,148,872
Cadence Design Systems Inc (b)	79,636	21,989,092
Dropbox Inc Class A (b)	8,856	228,928
Dynatrace Inc (b)	2,935	157,903
Figma Inc Class A (c)(e)	19,200	467,136
HubSpot Inc (b)	12,538	6,955,957
Intuit Inc	23,487	14,334,116
Microsoft Corp	522,673	212,388,174
Roper Technologies Inc	8,657	4,655,129
Salesforce Inc	645	187,934
Stripe Inc Class B (b)(c)(e)	7,800	214,578
Synopsys Inc (b)	1,553	797,636
		282,549,740
Technology Hardware, Storage & Peripherals - 13.5%
Apple Inc	1,487,218	335,977,418
Western Digital Corp (b)	22,881	1,494,358
		337,471,776
TOTAL INFORMATION TECHNOLOGY		1,107,874,427

Materials - 0.2%
Chemicals - 0.2%
Linde PLC	8,642	3,942,048
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	7,919	7,191,086
Utilities - 0.7%
Electric Utilities - 0.2%
Constellation Energy Corp	23,397	6,152,475
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	99,307	12,409,403
TOTAL UTILITIES		18,561,878

TOTAL UNITED STATES		2,188,031,889
TOTAL COMMON STOCKS (Cost $1,432,219,009)		2,351,420,040

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Coinbase Global Inc 0.5% 6/1/2026 (Cost $6,611,917)	7,586,231	7,388,989

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(e)	6,135	1,528,658
UNITED STATES - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC (c)(e)	43,612	3,402,173
Waymo LLC Series A2 (b)(c)(e)	2,467	157,345
Waymo LLC Series B2 (b)(c)(e)	15,200	999,704
		4,559,222
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(e)	300	71,424
TOTAL CONSUMER DISCRETIONARY		4,630,646

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (c)(e)	6,595	490,074
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc (c)(e)	120,963	2,831,744
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (b)(c)(e)	24,206	665,907
TOTAL UNITED STATES		8,618,371
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,846,684)		10,147,029

Domestic Equity Funds - 4.8%
	Shares	Value ($)
Invesco QQQ Trust (Cost $120,775,723)	248,500	120,236,725

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.87	1,086,540	1,086,757
Fidelity Securities Lending Cash Central Fund (f)(g)	4.87	8,257,143	8,257,969
TOTAL MONEY MARKET FUNDS (Cost $9,344,726)			9,344,726

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,578,798,059)	2,498,537,509
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,425,959
NET ASSETS - 100.0%	2,501,963,468

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,809,341 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc	8/07/24	2,629,324

ByteDance Ltd Series E1	11/18/20	672,238

Discord Inc Series I	9/15/21	165,187

Epic Games Inc	7/13/20 - 3/29/21	4,292,000

Figma Inc Class A	5/15/24	445,306

Space Exploration Technologies Corp	7/01/24	24,640

Space Exploration Technologies Corp Class C	7/01/24	199,360

Stripe Inc Class B	5/18/21	313,001

Stripe Inc Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings Inc Series C1	4/23/21	392,145

Waymo LLC	10/18/24	3,410,515

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings Corp Class A	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	141,731,687	47,841,743	188,486,673	254,114	-	-	1,086,757	0.0%
Fidelity Securities Lending Cash Central Fund	7,702,292	18,705,022	18,149,345	33,183	-	-	8,257,969	0.0%
Total	149,433,979	66,546,765	206,636,018	287,297	-	-	9,344,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.